Future accounting policy changes	12 Months Ended
Oct. 31, 2018
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Future accounting policy changes

Note 31	Future accounting policy changes

IFRS 15 “Revenue From Contracts with Customers” (IFRS 15)

IFRS 15 – issued in May 2014, replaces prior guidance, including IAS 18 “Revenue” and IFRIC 13 “Customer Loyalty Programmes”. In April 2016, the IASB issued amendments to the standard that clarified specific guidance and provided additional transitional relief. IFRS 15 is effective for annual periods beginning on or after January 1, 2018, which for us will be on November 1, 2018, and can be applied on a retrospective basis or using a modified retrospective approach. As permitted, we will adopt IFRS 15 using the modified retrospective approach by recognizing the cumulative effect of initial application in opening retained earnings as of the effective date. Use of the modified retrospective approach will require us to provide additional disclosures in the year of adoption.

The new guidance includes a five-step, principles-based recognition and measurement approach, as well as requirements for accounting for contract costs, and enhanced quantitative and qualitative disclosure requirements. IFRS 15 excludes from its scope revenue related to lease contracts, insurance contracts and financial instruments. As a result, the majority of our revenue will not be impacted by the adoption of this standard, including net interest income.

IFRS 15 will result in the upfront expensing of previously deferred mutual fund sales commissions. In addition, our credit card loyalty points liability will be subject to both upward and downward remeasurement to reflect the expected cost of redemption as this expectation changes over time. Under IFRIC 13, decreases in the expected cost of redemptions were only recognized as points were redeemed, while increases were recognized immediately.

In addition, the adoption of IFRS 15 will result in changes to the presentation and timing of certain revenue and expense items in the consolidated statement of income. Presentation differences are not expected to be material and include the net presentation of certain expenditures where CIBC is deemed the agent rather than the principal and the gross presentation of certain expenditures where CIBC is deemed the principal rather than the agent.

The cumulative impact that will be recognized in November 1, 2018 opening retained earnings from these differences is not significant.

IFRS 16 “Leases” (IFRS 16)

IFRS 16 – issued in January 2016, replaces IAS 17 “Leases” and is effective for annual periods beginning on or after January 1, 2019, which for us will be on November 1, 2019. Early application is permitted if IFRS 15 has also been applied. For lessees, the new standard will result in on-balance sheet recognition for many leases that are considered operating leases under IAS 17, including our property leases, which will result in the gross-up of the balance sheet through the recognition of a right-of-use asset and a liability for the lease component of the future payments. Depreciation expense on the right-of-use asset and interest expense on the lease liability will replace the operating lease expense. The accounting for leases by lessors remains mostly unchanged from IAS 17.

We continue to evaluate the impact of IFRS 16 on our consolidated financial statements.

IFRS 17 “Insurance Contracts” (IFRS 17)

IFRS 17 – issued in May 2017, replaces IFRS 4 “Insurance Contracts”, and was originally effective for annual periods beginning on or after January 1, 2021, which for us is on November 1, 2021. In November 2018, the IASB tentatively decided to defer the effective date from reporting periods beginning on or after January 1, 2021 to January 1, 2022. IFRS 17 provides comprehensive guidance on the recognition, measurement, presentation and disclosures of insurance contracts. In May 2018, OSFI issued a final advisory “IFRS 17 Transition and Progress Report Requirements for Federally Regulated Insurers”, which provides pre-transition and transition guidance, including prohibiting early adoption of IFRS 17 by federally regulated insurance subsidiaries.

We continue to evaluate the impact of IFRS 17 on our consolidated financial statements.